FINANCIAL RESULTS, NET (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance income and expenses
Interests on financial debt	$ (15,941)	$ (21,687)	$ (22,080)
Foreign currency exchange losses on financial debt	46,793	(10,395)	(12,149)
Financial debt renegotiation results	(2,152)	(5,198)
Total Debt financial expenses	28,700	(37,280)	(34,229)
Gains (losses) on operations with notes and bonds	1,420	1,411	(5,353)
Other exchange differences	6,947	7,452	14,998
Other interests, net and other investments results	(1,638)	(1,097)	3,175
Other taxes and bank expenses	(4,278)	(4,121)	(4,468)
Financial expenses on pension benefits	(225)	(356)	(275)
Financial discounts on assets, debts and other	(2,440)	(1,090)	(408)
RECPAM	17,163	8,450	15,615
Total other financial results, net	16,949	10,649	23,284
Total Financial results, net	45,649	(26,631)	(10,945)
Decrease in financial assets at amortised cost	110	1,005
DFI
Finance income and expenses
Net (losses) gains generated by DFI related to interests on financial debt	(378)	443	124
Net (losses) gains generated by DFI related to foreign currency exchange differences on financial debts	$ (1,831)	$ 2,299	$ 1,467